Business Combinations (Acquisition of 7Road, Allocation of Consideration of Assets Acquired and Liabilities Assumed Based on Fair Values) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Jun. 01, 2011	May 11, 2011
Business Acquisition [Line Items]
Goodwill	$ 258,997,000	$ 180,252,000
Shenzhen 7Road [Member]
Business Acquisition [Line Items]
Cash consideration			68,258,000	68,260,000
Contingent consideration			28,051,000	28,050,000
Total consideration			96,309,000
Receivables			7,440,000
Other tangible assets			22,213,000
Goodwill			103,366,000
Liabilities assumed			(8,983,000)
Fair value of non-controlling interest and put option			(53,111,000)
Total			96,309,000
Shenzhen 7Road [Member] | Completed game [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired			20,837,000
Shenzhen 7Road [Member] | Games under development [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired			3,561,000
Shenzhen 7Road [Member] | Other identifiable intangible assets acquired [Member]
Business Acquisition [Line Items]
Identifiable intangible assets acquired			$ 986,000